Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,325,400.00
Total Fee Amount	1,011.64
Total Offset Amount	0.00
Net Fee	$ 1,011.64
Offering Table N/A
Offset Table N/A	N/A